Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Summary of breakdown of property, plant and equipment

		Service		Vehicles
	Land and	contract	Other plant	and office
	buildings	equipment	and equipment	equipment	Total
	£m	£m	£m	£m	£m
Cost
At 1 January 2021	87	524	186	200	997
Exchange differences	(4)	(27)	(9)	(5)	(45)
Additions	3	94	13	19	129
Disposals	(2)	(73)	(3)	(18)	(96)
Acquisition of companies and businesses[1]	3	—	1	8	12
Reclassification from IFRS 16 ROU assets[2]	—	—	—	6	6
At 31 December 2021	87	518	188	210	1,003
At 1 January 2022	87	518	188	210	1,003
Exchange differences	5	27	11	15	58
Additions	7	112	19	19	157
Disposals	(1)	(72)	(7)	(27)	(107)
Acquisition of companies and businesses[1]	29	2	4	30	65
Reclassification from IFRS 16 ROU assets[2]	—	—	—	8	8
At 31 December 2022	127	587	215	255	1,184
Accumulated depreciation and impairment
At 1 January 2021	(30)	(310)	(132)	(122)	(594)
Exchange differences	1	16	7	3	27
Disposals	1	72	2	15	90
Depreciation charge	(3)	(92)	(12)	(21)	(128)
At 31 December 2021	(31)	(314)	(135)	(125)	(605)
At 1 January 2022	(31)	(314)	(135)	(125)	(605)
Exchange differences	(3)	(18)	(8)	(11)	(40)
Disposals	1	72	6	25	104
Impairment charge	(8)	—	—	—	(8)
Depreciation charge	(3)	(96)	(14)	(27)	(140)
At 31 December 2022	(44)	(356)	(151)	(138)	(689)
Net book value
At 1 January 2021	57	214	54	78	403
At 31 December 2021	56	204	53	85	398
At 31 December 2022	83	231	64	117	495
1.	Includes current-year acquisitions of £64m (2021: £11m) as well as adjustments to prior-year acquisitions within the measurement period.
2.	Certain leased assets become owned assets at the end of their lease period and are therefore reclassified from ROU assets (Note B4).

Summary of estimated useful economic lives of property, plant and equipment

Freehold buildings:	50 to 100 years
Leasehold improvements:	Shorter of the lease term or estimated useful life
Vehicles:	4 to 10 years
Plant and equipment (including service contract equipment):	3 to 10 years
Office equipment, furniture and fittings:	3 to 10 years